American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Airlines - 3.8%
JetBlue Airways Corp. (1)	382,727	$2,480,071

Apparel - 4.2%
Nike, Inc. - Class B	23,195	2,714,047

Auto Manufacturers - 2.6%
Tesla, Inc. (1)	13,584	1,673,277

Computers - 8.0%
Apple, Inc.	40,088	5,208,634

Consumer Staples - 2.8%
The Coca-Cola Co.	28,267	1,798,064

Diversified Financial Services - 6.6%
Capital One Financial Corp.	17,115	1,591,011
The Charles Schwab Corp.	32,490	2,705,117
		4,296,128
Electric - 2.9%
CenterPoint Energy, Inc.	31,461	943,515
NextEra Energy, Inc.	10,961	916,340
		1,859,855
Finance & Insurance - 2.1%
Ally Financial, Inc.	55,199	1,349,616

Financials - 3.0%
The Travelers Companies, Inc.	10,245	1,920,835

Food - 5.7%
The Hershey Co.	10,483	2,427,548
The Kroger Co.	28,071	1,251,405
		3,678,953
Gas - 1.5%
Atmos Energy Corp.	8,497	952,259

Healthcare-Services - 4.1%
Humana, Inc.	2,623	1,343,474
UnitedHealth Group, Inc.	2,626	1,392,253
		2,735,727
Insurance - 2.8%
MetLife, Inc.	25,476	1,843,698

Internet - 10.6%
Alphabet, Inc. - Class C (1)	16,942	1,503,264
Amazon.com, Inc. (1)	29,444	2,473,296
Etsy, Inc. (1)	13,717	1,643,022
Pinterest, Inc. - Class A (1)	50,422	1,224,246
		6,843,828
Lodging - 2.5%
Marriott International, Inc. - Class A	10,718	1,595,803

Media - 5.0%
Comcast Corp. - Class A	43,213	1,511,159
The Walt Disney Co. (1)	19,545	1,698,069
		3,209,228
Pharmaceuticals - 4.3%
CVS Health Corp.	29,991	2,794,861

Retail - 12.0%
Costco Wholesale Corp.	6,477	2,956,750
Domino’s Pizza, Inc.	3,209	1,111,598
The TJX Companies, Inc.	31,328	2,493,709
Yum! Brands, Inc.	9,285	1,189,223
		7,751,280
Software - 2.7%
Microsoft Corp.	7,191	1,724,546

Telecommunications - 8.3%
AT&T, Inc.	63,361	1,166,476
Motorola Solutions, Inc.	12,231	3,152,051
Verizon Communications, Inc.	25,770	1,015,338
		5,333,865
Transportation - 4.4%
FedEx Corp.	16,375	2,836,150

Total Common Stocks		64,600,725
(Cost $71,048,635)

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.100% (2)	55,903	55,903
Total Short-Term Investments
(Cost $55,903)		55,903

Total Investments in Securities - 100.0%
(Cost $71,104,538)		64,656,628
Liabilities in Excess of Other Assets - (0.0)% (3)		(4,810)
Total Net Assets - 100.0%		$64,651,818

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The American Customer Satisfaction ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$64,600,725	$–	$–	$64,600,725
Short-Term Investments	55,903	–	–	55,903
Total Investments in Securities	$64,656,628	$–	$–	$64,656,628

(1) See Schedule of Investments for the industry breakout.